Schedule of potentially dilutive instruments (Details) - shares shares in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total	4,969	806
Class Of Equity [Member]
IfrsStatementLineItems [Line Items]
Total	1,134	717
Class Of Derivatives Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total	3,671
Warrants [member]
IfrsStatementLineItems [Line Items]
Total	4,805	717
Share options [member]
IfrsStatementLineItems [Line Items]
Total
RSUs PSUc BSAs [Member]
IfrsStatementLineItems [Line Items]
Total	164	89